Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
4.1    Accounting policies
Cash and cash equivalents include cash balances, bank deposits and short-term investments with immediate liquidity, which are readily convertible into a known amount of cash with an insignificant risk of change in value. Financial investments designated as cash equivalents classified in this group are measured at fair value through profit or loss.
4.2    Breakdown of cash and cash equivalents

	Weighted average rate p.a.	December, 31
Description		2022	2021

Cash and bank deposits		101,737	229,745
Cash equivalents
Bank Deposit Certificate - CDB	101.8% of CDI	352,971	2,750,776
Repurchase agreements	88.0% of CDI	210,443	2,235
Time Deposit - TD (a)	0.4%	2,616	91,043
Others	10.4%	581	—
		668,348	3,073,799
(a)    Investment in U.S. dollar.